Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2016	December 31, 2015
Secured loan facilities	210,130	178,447
Less: Deferred financing costs	(1,332)	(942)
Total	208,798	177,505
Less - current portion	(10,301)	(718)
Long-term portion	198,497	176,787

Maturities of Long-Term Debt	The annual principal payments required to be made after December 31, 2016 are as follows:
Year ended December 31,	Amount
2017	10,743
2018	21,721
2019	50,721
2020	78,683
2021	48,262
Total	210,130